Income Taxes - Schedule of Income Before Income Tax, Domestic and Foreign (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
United States			$ (14,210,716)	$ (5,828,261)
Foreign			(7,811)	788,159
Income before income taxes	$ 1,269,492	$ (1,355,202)	$ (14,218,527)	$ (5,040,102)